Earnings per Share	3 Months Ended
Mar. 31, 2011
Earnings per Share
Earnings per Share

(12)         Earnings per Share

Basic earnings per share (“EPS”) is computed by dividing net income by the basic weighted average number of common shares outstanding for the period (the “common shares”).  Diluted EPS is computed by dividing net income by the common shares plus shares issuable upon exercise of existing options or other contracts.  Shares of 89 and 180 at March 31, 2011 and 2010, respectively that are anti-dilutive are excluded from earnings per share.

As of March 31, 2011, 152 shares of common stock issued pursuant to employment agreements were outstanding, of which 80 have vested.  Additionally, the Company issued 58 shares pursuant to employment incentives of which 36 have vested and five have been cancelled.  The unvested shares are excluded from the computation of basic EPS but reflected in diluted EPS by application of the treasury stock method.  As of March 31, 2011 and December 31, 2010, options to purchase 71 shares of common stock, respectively, at exercise prices ranging from $6.85 to $19.96 per share were outstanding.  No options were exercised during the three months ended March 31, 2011 or during the year ended December 31, 2010.  These options were not included in the computation of basic or diluted EPS as the effect would be immaterial or anti-dilutive.  Convertible notes are included in the computation of diluted EPS using the if-converted method, to the extent the impact of conversion is dilutive.

On November 10, 2009, the Company entered into a Sales Agency Agreement with BMO Capital Markets Corp. (“BMO”) to offer and sell shares of its common stock having an aggregate offering amount of up to $100 million from time to time through BMO, acting as sales agent.  Offers and sales of shares of its common stock, if any, may be made in privately negotiated transactions (if the Company and BMO have so agreed in writing) or by any other method deemed to be an “at the market” offering as defined in Rule 415 under the Securities Act, including sales made directly on the New York Stock Exchange or to or through a market maker.  The Company has referred to this arrangement with BMO in this report on Form 10-Q as its ATM issuance program.  As of March 31, 2011, the Company has issued an aggregate of approximately 3,816 shares of its common stock pursuant to the ATM issuance program.  The Company received net proceeds of approximately $31,691 from the issuance of these shares and used the proceeds for growth opportunities, including acquisitions for the Company’s joint venture with IPCC.